INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Schedule of of (loss) income before income taxes

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
PRC	36,389	34,810	(486,451)
Hong Kong	(669)	(2,385)	(247)
Cayman Islands	(50,283)	(15,410)	(8,066)
Canada	(2,003)	(2,653)	(9,173)
Total (loss) income before income taxes	(16,566)	14,362	(503,937)

Schedule of Income tax (expense) benefit

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax (expense) benefit	(3,796)	(1,872)	(3,449)
Deferred income tax (expense) benefit	18,300	9,844	(28,043)
Total	14,504	7,972	(31,492)

Schedule of income tax rate reconciliation

	Year Ended December 31,
	2022	2023	2024
PRC statutory income tax rate	25.0%	25.0%	25.0%
Increase (decrease) in effective income tax rate resulting from:
Impact of different tax rates in other jurisdictions	(76.2)%	28.2%	(0.4)%
Research and development bonus deduction	(12.9)%	(10.8)%	—%
Non-deductible shared expenses from discontinued operation	—%	114.9%	(0.7)%
Non-deductible expenses	(1.9)%	1.6%	(8.0)%
Tax impact of debt exemption under common control	—%	—%	(10.1)%
Tax impact of investment loss	90.6%	—%	—%
Preferential tax rates	21.0%	17.3%	(9.0)%
Tax effect of expired tax attribute carryforwards	—%	15.6%	(2.4)%
Change of tax rates	(1.5)%	(0.2)%	—%
Change in valuation allowance	43.5%	(246.9)%	(0.7)%
Actual income tax expense	87.6%	(55.3)%	(6.3)%

Schedule of Deferred income tax assets

	December 31,
	2023	2024
	RMB	RMB
Deferred income tax assets:
Impairment of long-term investments	—	6,159
Impairment of long-lived assets	—	28,968
Tax loss carry forwards	163,331	131,090
Others	520	4,708
Total deferred income tax assets	163,851	170,925
Valuation allowance	(135,375)	(170,925)
Deferred income tax assets, net	28,476	—
Deferred income tax liabilities:
Valuation appreciation of intangible assets	433	—
Deferred income tax liabilities*	433	—

* Deferred income tax liabilities are combined in other non-current liabilities.

Summary of valuation allowance

The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the year	140,621	158,812	135,375
Additions of valuation allowance	14,068	3,250	77,237
Reduction of valuation allowance	(10,000)	(6,384)	(74,131)
Reversal of valuation allowance	(11,280)	(32,342)	—
Change of tax rates	25,445	13,027	33,365
Change of decrease related to subsidiary disposals and expiration	(42)	(988)	(921)
Balance at the end of the year	158,812	135,375	170,925